Financial risk management and fair values (Tables)	12 Months Ended
Jun. 30, 2019
Financial risk management and fair values
Schedule of Contractual maturities of financial liabilities

The following are the contractual maturities of financial liabilities, which are based on contractual undiscounted cash flows and the earliest date the Group can be required to pay:

June 30, 2018
	Carrying	Contractual
	amount	cash flows	1 year or less
Non-derivative financial instruments	RMB	RMB	RMB
Trade and other payables	279,719	279,719	279,719

June 30, 2019
	Carrying	Contractual
	amount	cash flows	1 year or less
Non-derivative financial instruments	RMB	RMB	RMB
Trade and other payables	352,867	352,867	352,867